GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	$ 563,452
Intangible assets at ending period	538,958	$ 563,452
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	1,048,265	888,585
Acquisitions	114,230	133,376
Write off	(2,121)	(29,663)
Foreign currency translation adjustment	5,739	55,967
Intangible assets at ending period	1,166,113	1,048,265
Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(484,813)	(353,120)
Write off	2,085	25,929
Amortization expense	(141,104)	(123,551)
Foreign currency translation adjustment	(3,323)	(34,071)
Intangible assets at ending period	(627,155)	(484,813)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	10,979
Intangible assets at ending period	8,304	10,979
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	19,213	17,642
Acquisitions	0	0
Write off	0	0
Foreign currency translation adjustment	162	1,571
Intangible assets at ending period	19,375	19,213
Trademarks | Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(8,234)	(5,040)
Write off	0	0
Amortization expense	(2,772)	(2,497)
Foreign currency translation adjustment	(65)	(697)
Intangible assets at ending period	(11,071)	(8,234)
Licenses, software and computer applications
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	397,700
Intangible assets at ending period	426,694	397,700
Licenses, software and computer applications | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	654,394	526,923
Acquisitions	114,230	133,376
Write off	(2,121)	(29,663)
Foreign currency translation adjustment	2,420	23,758
Intangible assets at ending period	768,923	654,394
Licenses, software and computer applications | Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(256,694)	(203,554)
Write off	2,085	25,929
Amortization expense	(86,132)	(64,204)
Foreign currency translation adjustment	(1,488)	(14,865)
Intangible assets at ending period	(342,229)	(256,694)
Client relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	154,773
Intangible assets at ending period	103,960	154,773
Client relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	374,658	344,020
Acquisitions	0	0
Write off	0	0
Foreign currency translation adjustment	3,157	30,638
Intangible assets at ending period	377,815	374,658
Client relationships | Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(219,885)	(144,526)
Write off	0	0
Amortization expense	(52,200)	(56,850)
Foreign currency translation adjustment	(1,770)	(18,509)
Intangible assets at ending period	$ (273,855)	$ (219,885)